Changes in government grants (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Government grants [Line Items]
Government grants	₩ (537,152)	₩ (527,095)
Changes in government grants [Abstract]
Beginning balance	(527,095)	(528,840)
Receipt	(55,533)	(32,878)
Acquisitions	129,451	33,516
Offset the items of depreciation expense and others	38,354	30,867
Disposals	2,441	4,552
Others	(124,770)	(34,312)
Ending balance	(537,152)	(527,095)
Cash [Member]
Changes in government grants [Abstract]
Receipt	(55,533)	(32,878)
Others	55,533	32,878
Land [Member]
Government grants [Line Items]
Government grants	(21,968)	(3,204)
Changes in government grants [Abstract]
Beginning balance	(3,204)	(3,147)
Disposals	5	14
Others	(18,769)	(71)
Ending balance	(21,968)	(3,204)
Buildings [Member]
Government grants [Line Items]
Government grants	(63,539)	(61,188)
Changes in government grants [Abstract]
Beginning balance	(61,188)	(63,932)
Offset the items of depreciation expense and others	5,996	5,299
Disposals	28	731
Others	(8,375)	(3,286)
Ending balance	(63,539)	(61,188)
Structures [Member]
Government grants [Line Items]
Government grants	(196,414)	(197,641)
Changes in government grants [Abstract]
Beginning balance	(197,641)	(193,119)
Offset the items of depreciation expense and others	10,011	9,491
Disposals	1,905	2,597
Others	(10,689)	(16,610)
Ending balance	(196,414)	(197,641)
Machinery [Member]
Government grants [Line Items]
Government grants	(183,188)	(111,064)
Changes in government grants [Abstract]
Beginning balance	(111,064)	(108,935)
Offset the items of depreciation expense and others	17,390	12,272
Disposals	489	1,210
Others	(90,003)	(15,611)
Ending balance	(183,188)	(111,064)
Vehicles [Member]
Government grants [Line Items]
Government grants	(6,322)	(107)
Changes in government grants [Abstract]
Beginning balance	(107)	(29)
Offset the items of depreciation expense and others	1,070	25
Disposals	14
Others	(7,299)	(103)
Ending balance	(6,322)	(107)
Equipment [Member]
Government grants [Line Items]
Government grants	(761)	(732)
Changes in government grants [Abstract]
Beginning balance	(732)	(1,026)
Offset the items of depreciation expense and others	454	452
Others	(483)	(158)
Ending balance	(761)	(732)
Tools [Member]
Government grants [Line Items]
Government grants	(1,027)	(430)
Changes in government grants [Abstract]
Beginning balance	(430)	(691)
Offset the items of depreciation expense and others	354	295
Others	(951)	(34)
Ending balance	(1,027)	(430)
Construction in progress [Member]
Government grants [Line Items]
Government grants	(49,084)	(135,807)
Changes in government grants [Abstract]
Beginning balance	(135,807)	(139,898)
Acquisitions	129,451	32,525
Others	(42,728)	(28,434)
Ending balance	(49,084)	(135,807)
Finance lease assets [Member]
Government grants [Line Items]
Government grants	(27)
Changes in government grants [Abstract]
Offset the items of depreciation expense and others	1
Others	(28)
Ending balance	(27)
Investment properties [Member]
Government grants [Line Items]
Government grants	(83)	(64)
Changes in government grants [Abstract]
Beginning balance	(64)	(13)
Offset the items of depreciation expense and others	2	1
Others	(21)	(52)
Ending balance	(83)	(64)
Software [Member]
Government grants [Line Items]
Government grants	(486)	(595)
Changes in government grants [Abstract]
Beginning balance	(595)	(699)
Offset the items of depreciation expense and others	255	249
Others	(146)	(145)
Ending balance	(486)	(595)
Development expenditures [Member]
Government grants [Line Items]
Government grants	(3,702)	(5,152)
Changes in government grants [Abstract]
Beginning balance	(5,152)	(6,835)
Offset the items of depreciation expense and others	2,811	2,771
Others	(1,361)	(1,088)
Ending balance	(3,702)	(5,152)
Intangible assets under development [Member]
Government grants [Line Items]
Government grants	(10,540)	(11,090)
Changes in government grants [Abstract]
Beginning balance	(11,090)	(10,483)
Acquisitions		991
Others	550	(1,598)
Ending balance	(10,540)	(11,090)
Usage rights of donated assets and other [Member]
Government grants [Line Items]
Government grants	(11)	(21)
Changes in government grants [Abstract]
Beginning balance	(21)	(32)
Offset the items of depreciation expense and others	10	11
Ending balance	₩ (11)	(21)
Others [Member]
Government grants [Line Items]
Government grants		(1)
Changes in government grants [Abstract]
Beginning balance		(1)
Offset the items of depreciation expense and others		₩ 1